SENIOR TERM LOAN (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Offsetting Liabilities [Line Items]
Senior term loan	[1]		$ 36,834,000
Airspan [Member]
Offsetting Liabilities [Line Items]
Senior term loan		$ 44,000,000.0
Accrued interest		$ 1,200	$ 25,000,000.0
Tranche 1 Level I [Member]
Offsetting Liabilities [Line Items]
Net EBITDA Leverage Ratio			Less than or equal to 2.00:1.00
Base Rate Loan			The applicable rate is the Base Rate plus 6.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 0.50%
LIBOR Loan			The applicable rate is LIBOR plus 7.00% per annum, of which the Margin Cash Component is 5.50% and the Margin
Tranche 1 Level I I [Member]
Offsetting Liabilities [Line Items]
Net EBITDA Leverage Ratio			Less than or equal to 3.00:1.00 but greater than 2.00:1.00
Base Rate Loan			The applicable rate is the Base Rate plus 7.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 1.50%
LIBOR Loan			The applicable rate is LIBOR plus 8.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 2.50%
Tranche 1 Level I I I [Member]
Offsetting Liabilities [Line Items]
Net EBITDA Leverage Ratio			Less than or equal to 4.00:1.00 but greater than 3.00:1.00
Base Rate Loan			The applicable rate is the Base Rate plus 8.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 2.50%
LIBOR Loan			The applicable rate is LIBOR plus 9.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 3.50%
Tranche 1 Level I V [Member]
Offsetting Liabilities [Line Items]
Net EBITDA Leverage Ratio			Less than or equal to 5.00:1.00 but greater than 4.00:1.00
Base Rate Loan			The applicable rate is the Base Rate plus 9.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 3.50%
LIBOR Loan			The applicable rate is LIBOR plus 10.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 4.50%
Tranche 1 Level V [Member]
Offsetting Liabilities [Line Items]
Net EBITDA Leverage Ratio			Greater than 5.00:1.00
Base Rate Loan			The applicable rate is the Base Rate plus 10.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 4.50%
LIBOR Loan			The applicable rate is LIBOR plus 11.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 5.50%
Fortress Credit Agreement [Member]
Offsetting Liabilities [Line Items]
Maturity Date			Dec. 30, 2024
Interest rate description			The Fortress Credit Agreement contains a prepayment premium of 5.0% if the prepayment occurs during the period from December 30, 2021 through December 29, 2022, and 3.0% if the prepayment occurs during the period from December 30, 2022 through December 29, 2023
Number of warrant purchased			55,284
Purchase Price			$ 61.50
Fortress Credit Agreement [Member] | Airspan [Member]
Offsetting Liabilities [Line Items]
Maturity Date		Dec. 30, 2024
Interest rate description		The Fortress Credit Agreement contains a prepayment premium of 5.0% if the prepayment occurs during the period from December 30, 2021 through December 29, 2022, and 3.0% if the prepayment occurs during the period from December 30, 2022 through December 29, 2023
Fortress Credit Agreement [Member] | Tranche 1 [Member]
Offsetting Liabilities [Line Items]
Term loan			$ 34,000,000.0
Fortress Credit Agreement [Member] | Tranche 1 [Member] | Airspan [Member]
Offsetting Liabilities [Line Items]
Term loan		$ 34,000,000.0
Fortress Credit Agreement [Member] | Tranche 2 [Member]
Offsetting Liabilities [Line Items]
Term loan			$ 10,000,000.0
Interest rate			5.00%
Fortress Credit Agreement [Member] | Tranche 2 [Member] | Airspan [Member]
Offsetting Liabilities [Line Items]
Term loan		$ 10,000,000.0

[1]	As of December 31, 2020, the carrying amount of the senior term loan is net of $5.8 million in fees amortized over the loan period, and net of $1.4 million in connection with 55,284 warrants issued to lenders under the Fortress Credit Agreement (see Note 10). The warrants issued in connection with the Fortress Agreement were recorded at fair value as a discount to the debt and is being amortized to interest expense over the contractual term of the debt.